Janus Henderson Global Sustainable Equity Portfolio Investment Strategy - Service Shares [Member] - Janus Henderson Global Sustainable Equity Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Portfolio will typically invest in companies whose products and services are considered by portfolio management as contributing to positive environmental or social change and sustainable economic development, including those that are strategically aligned with environmental and social megatrends such as climate change, resource constraints, growing populations, and aging populations. The Portfolio typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. An issuer is deemed to be economically tied to a country or countries if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the country; (ii) a majority of the issuer’s revenues are derived from one or more countries; or (iii) a majority of the issuer’s assets are located in one or more countries. The Portfolio’s investments may be in non-U.S. currency or U.S. dollar-denominated. The Portfolio generally invests in a core group of 50-70 equity securities, which consist primarily of common stocks, but may also include other types of instruments, such as depositary receipts and warrants. The Portfolio will invest primarily in larger, well-established companies but may also invest in mid-sized companies. The Portfolio’s uninvested assets may be held in cash or cash equivalents. In selecting investments, portfolio management employs a “bottom-up” approach that focuses on fundamental research. To identify the universe of investible securities for the Portfolio, portfolio management first employs positive selection criteria that seeks to identify companies that derive at least 50% of their current or future expected revenues from at least one of ten environmental and social themes. Environmental themes include efficiency, cleaner energy, water management, environmental services, and sustainable transport. Social themes include sustainable property and finance, safety, quality of life, knowledge and technology, and health. Next, portfolio management applies broad-based negative screens, which incorporate third-party inputs, to seek to avoid securities of issuers that, in the determination of the Adviser, are significantly engaged in or derive more than de minimis revenue from industries, activities, or assets considered by portfolio management to have a negative impact on society or the environment. A current list of such industries, activities, or assets, which may evolve over time, follows:•alcohol; •animal testing (non-medical); •chemicals of concern; •civilian firearms and ammunition; •controversial weapons; •conventional weapons; •fossil fuels; •fur; •gambling; •genetically modified organisms;•intensive farming;•pornography; •tobacco; and •United Nations Global Compact and Organization for Economic Co-operation and Development violators.In selecting investments, portfolio management will then consider, among other factors, a company’s growth potential, competitive positioning, operational quality, and strategy. Portfolio management may also consider factors such as a company’s historic and projected return on capital, balance sheets, and financial models. Portfolio management will also consider environmental, social, and governance (“ESG”) factors (“ESG Factors”), which may include climate change, deforestation, biodiversity, human rights, company culture, community relations, board structure and diversity, executive pay, and corporate reporting. Portfolio management seeks to maintain a portfolio of securities that has: •a carbon footprint and carbon intensity that is at least 20% below the MSCI World Indexsm; •a weighted average exposure to companies with notable ESG controversies that is below the MSCI World Index; and •a weighted average exposure to companies with a hazardous waste ratio below the MSCI World Index. At portfolio management’s discretion, the Portfolio will engage with a company’s management regarding matters that may include shareholder rights, governance and remuneration, climate change, carbon emissions, pollution, biodiversity, human capital, and diversity and inclusion. Portfolio management evaluates and applies ESG and sustainable investment criteria relying on a mix of third-party data and internally-generated analyses based on information that may include web-based research reports from a company or independent sources, as well as corporate engagement. Portfolio management does not apply these ESG and sustainable investment criteria in managing the Portfolio’s exposure to cash and cash equivalents. The Portfolio will generally consider selling a stock if, in portfolio management’s opinion, there has been a regulatory, industry, or position-level change that may impair a company’s revenue growth. The Portfolio will also consider selling a stock if, in portfolio management’s opinion, the company’s business model no longer meets the ESG and sustainable investment criteria employed in managing the Portfolio.